Recapitalization and Contingent Earn-out Shares Liability (Details)		3 Months Ended		12 Months Ended
	Aug. 20, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Recapitalization exchange ratio	1.95644
Issuance of common stock upon merger, net of transaction costs (in Shares) | shares	142,584,621
Sale of stock, number of shares issued in transaction (in Shares) | shares	19,600,000			1,809,515
Sale of stock, price per share	$ 10
Sale of stock, consideration received on transaction (in Dollars) | $	$ 196,000,000			$ 4,300,000
Committed amount (in Dollars) | $	4,000,000
Payments of reverse recapitalization transaction costs (in Dollars) | $	44,200,000
Earn-out shares liability (in Dollars) | $	101,700,000	$ 616,000		$ 564,000	$ 29,240,000
Number of warrants issued (in Shares) | shares				1
Warrants outstanding fair value (in Dollars) | $	$ 17,900,000
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	16,200,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 25
Earn-out shares liability (in Dollars) | $	$ 101,700,000
Change in fair value of earn-out shares liability (in Dollars) | $		$ 52,000	$ 2,600,000	$ 28,700,000	$ 72,500,000
NextGen [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Payments of stock issuance costs (in Dollars) | $	$ 11,200,000
Founders [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Sale of stock, number of shares issued in transaction (in Shares) | shares	2,000,000
Sale of stock, price per share	$ 10
Sale of stock, consideration received on transaction (in Dollars) | $	$ 20,000,000
Common Stock Public Warrants [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Number of warrants issued (in Shares) | shares	12,499,964	18,633,301,000		18,633,601,000
Warrants outstanding fair value (in Dollars) | $		$ 700,000		$ 700,000
Common Stock Private Warrants [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Number of warrants issued (in Shares) | shares	6,333,334	199,997,000		199,997,000
Warrants outstanding fair value (in Dollars) | $		$ 7,000,000		$ 7,023,000
Derivative Instrument, Tranche, One [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	5,400,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 14
Threshold trading days	10
Threshold trading day period	20
Earn-out period	5 years
Derivative Instrument, Tranche, One [Member] | Common Stock [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 14
Derivative Instrument, Tranche, One [Member] | Minimum [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	14
Derivative Instrument, Tranche, One [Member] | Minimum [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	14
Derivative Instrument, Tranche, One [Member] | Minimum [Member] | Common Stock [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	14
Derivative Instrument, Tranche, One [Member] | Maximum [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 20
Derivative Instrument, Tranche, Two [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	5,400,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 20
Threshold trading days	10
Threshold trading day period	20
Derivative Instrument, Tranche, Two [Member] | Minimum [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 20
Derivative Instrument, Tranche, Two [Member] | Maximum [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 25
Derivative Instrument, Tranche, Three [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	5,400,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 25
Threshold trading days	10
Threshold trading day period	20
Restricted Stock Units (RSUs) [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	261,000